ADVANCES TO SUPPLIERS AND OTHER	6 Months Ended
Jun. 30, 2026
Advance To Suppliers And Other Abstract
ADVANCES TO SUPPLIERS AND OTHER

NOTE 5 – ADVANCES TO SUPPLIERS AND OTHER

Advances to suppliers and other as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Advance to suppliers	$3,353,511	$5,702,675
Advance payment for SaaS system	1,764,700	-
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Less: allowance for doubtful accounts	(502,786)	(496,754)
Total	5,615,425	6,205,921

As of June 30, 2026 and December 31, 2025, there was an advance payment in the amount of $1,000,000, which was related to a potential long-term lease of customized factory for the purpose of expanding business in the energy storage industry.